000 B000000 12/31/95
000 C000000 0000825345
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 THE NEW AMERICA HIGH INCOME FUND, INC.
001 B000000 811-5399
001 C000000 6173508610
002 A000000 TEN WINTHROP SQUARE
002 B000000 BOSTON
002 C000000 MA
002 D010000 02110
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
020 A000001 BT SECURITIES
020 B000001 13-4941247
020 C000001      1
020 A000002 DILLON REED
020 B000002 13-1939216
020 C000002      2
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        3
022 A000001 SWISS BANK CORP
022 B000001 13-5424347
022 C000001    495438
022 D000001         0
022 A000002 SMITH BARNEY
022 B000002 13-1912900
022 C000002    416046
022 D000002     12373
022 A000003 AUBREY LANSTON
022 B000003 13-5552129
022 C000003    374946
022 D000003         0
022 A000004 J P MORGAN
022 B000004 13-3224016

022 C000004    313066
022 D000004       305
022 A000005 PAINE WEBBER
022 B000005 13-2638166
022 C000005    258236
022 D000005      1072
022 A000006 DONALDSON, LUFKIN, JENRETTE
022 B000006 13-2741729
022 C000006    191259
022 D000006         0
022 A000007 SALOMON BROTHERS
022 B000007 13-3082694
022 C000007     95975
022 D000007         0
022 A000008 GOLDMAN SACHS
022 B000008 13-5108880
022 C000008     21687
022 D000008     20623
022 A000009 CS FIRST
022 B000009 13-3071659
022 C000009     16478
022 D000009     17087
022 A000010 MERRILL LYNCH
022 B000010 13-5674085
022 C000010     15279
022 D000010     17642
023 C000000    2262354
023 D000000     124402
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   2.5
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000  94.6
062 Q000000   1.7
062 R000000   0.3
063 A000000   0
063 B000000   6.4
066 A000000 N
071 A000000    155508
071 B000000    153089

071 C000000    244331
071 D000000   63
072 A000000 12
072 B000000    26267
072 C000000       74
072 D000000        0
072 E000000      156
072 F000000      782
072 G000000      204
072 H000000        0
072 I000000      143
072 J000000       82
072 K000000        0
072 L000000       23
072 M000000      180
072 N000000        0
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       66
072 S000000      621
072 T000000        0
072 U000000        0
072 V000000       33
072 W000000     1561
072 X000000     3695
072 Y000000        0
072 Z000000    22802
072AA000000      565
072BB000000        0
072CC010000    21138
072CC020000        0
072DD010000    23662
072DD020000        0
072EE000000        0
073 A010000   0.5000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        0
074 B000000     6679
074 C000000        0
074 D000000   254964
074 E000000      782
074 F000000       88
074 G000000        0
074 H000000        0
074 I000000        1
074 J000000      192
074 K000000        0
074 L000000     6534

074 M000000       59
074 N000000   269299
074 O000000      648
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     3828
074 S000000   100000
074 T000000   164823
074 U010000    34978
074 U020000        0
074 V010000     4.71
074 V020000     0.00
074 W000000   0.0000
074 X000000     5386
074 Y000000        0
075 A000000        0
075 B000000   256114
076  000000     4.75
077 A000000 Y
077 B000000 Y
077 E000000 Y
077 Q010000 N
077 Q020000 N
077 Q030000 N
080 A000000 NATIONAL UNION FIRE INSURANCE COMPANY
080 C000000      750
081 A000000 N
081 B000000   0
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 N
085 B000000 N
086 A010000 705577
086 A020000   3230
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0

This report is signed on behalf of The New America High Income Fund, Inc.

City of Boston     state of Massachusetts       February 28, 1996

The New America High Income Fund, Inc.:

/s/ Ellen E. Terry                   /s/Paul E. Saidnawey
-----------------------              ----------------------
    Ellen E. Terry                      Paul E. Saidnawey
    Vice President                      Administrator

ARTHUR ANDERSEN LLP

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of The New America High Income Fund, Inc.:

In planning and performing our audit of the financial statements of The New America High Income Fund, Inc. for the year ended December 31, 1995, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of The New America High Income Fund, Inc. is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce, to a relatively low level, the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses, as defined above, as of December 31, 1995.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.


                                                         /s/ Arthur Andersen LLP

Boston, Massachusetts
January 26, 1996

On January 8, 1992, the United States District Court for the District of Massachusetts dismissed, in their entirety, four separate actions filed in each case against the Fund, its former Investment Advisor, certain of its officers, its directors, and certain other parties. The actions purported to be class actions on behalf of the named plaintiffs and other persons allegedly similarly situated who purchased Common Stock of the Fund within a specified period. The actions alleged that the Fund and the other defendants, including the Fund's underwriters, in connection with its February 1988 public offering, violated certain federal securities laws by reason of their alleged failure to adequately disclose material facts in the Fund's prospectus and/or other documents published by the Fund. Plaintiffs were granted leave to amend their complaint limited to certain disclosure obligations under the Securities Act of 1933, and did so. All of the defendants, including the Fund, jointly moved for summary judgment on July 8, 1992. By memorandum and order dated August 26, 1993, the court granted the defendants' motion for summary judgment in favor of all defendants on all claims and entered judgment for defendants on August 27, 1993, and the plaintiffs appealed. On September 28, 1994, the United States Court of Appeals for the First Circuit issued an opinion affirming the decision of the district court in part and reversing it in part. The Court held that the district court properly entered summary judgment for the defendants as to all disclosure issues except one. It reversed the district court's decision with respect to that one issue and remanded the case for further proceedings. The one remaining issue is whether it was misleading to purchasers in the initial public offering for the original prospectus to include certain statistics regarding the average performance of the high yield bond market for a ten year period without also including different statistics, alleged by the plaintiffs to exist and to be material, for the six year period prior to the offering. The defendants jointly moved for summary judgment on this remaining issue on March 31, 1995.

On November 16, 1995, the parties executed a Stipulation and Agreement of Compromise, Settlement and Release providing for the settlement of the action. Pursuant to the parties' agreement, the defendants will create a Settlement Fund amounting in the aggregate to $2,500,000 for distribution, after deduction of certain fees and expenses, to a class consisting of all persons who purchased shares of the Fund's common stock between February 19, 1988 and March 26, 1990, other than the defendants. The Fund will contribute $1,250,000 to the Settlement Fund, and the balance will be contributed by certain of the underwriters of the Fund's initial public offering. In addition, the Fund will contribute $7,500 to a Notice and Administration Fund, to be used for mailing notice to class members and other administrative purposes. The settlement is subject to the approval of the Court, which has set April 1, 1996 as the date for a hearing at which it will consider final approval of the settlement.

If the settlement is approved by the Court and becomes effective in accordance with its terms, the Company will also release, and receive a reciprocal release from, the other defendants to the litigation.

The Fund has established a reserve for its share of the Settlement Fund and has charged $1,250,000 to operations for the year ended December 31, 1995.